Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 917	$ 1,031	$ 1,129	$ 953	$ 1,422
Realized	2	1	4	4	4
Unrealized	80	(27)	(20)	144	71
Net unrealized gains (losses) included in OCI	(1)	(8)	2	(15)	6
Transfer in to Level 3				2	2
Transfer out of Level 3	(17)	(37)	(34)	(57)	(36)
Purchases/Issuances	38	45	56	164	342
Sales/Settlements	(78)	(88)	(158)	(254)	(832)
Closing balance	941	917	979	941	979
Opening balance	(1,670)	(1,372)	(1,163)	(2,116)	(1,995)
Realized	19	(4)	(18)		(21)
Unrealized	172	(397)	(292)	266	51
Transfer in to Level 3	(1)	(3)	(2)	(5)	(5)
Transfer out of Level 3	76	68	5	459	394
Purchases/Issuances	(5)	(24)	(60)	(106)	(93)
Sales/Settlements	30	62	56	123	195
Closing balance	(1,379)	(1,670)	(1,474)	(1,379)	(1,474)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(380)	(399)	(342)	(242)	(409)
Realized	19	(4)	(19)	(1)	(23)
Unrealized	(56)	2	(2)	(123)	(8)
Transfer in to Level 3	(1)	(1)		(2)	(2)
Transfer out of Level 3	3	5		11
Purchases/Issuances	(1)	(24)	(50)	(102)	(79)
Sales/Settlements	28	41	61	71	169
Closing balance	(388)	(380)	(352)	(388)	(352)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,222)	(908)	(768)	(1,817)	(1,533)
Unrealized	233	(386)	(290)	416	61
Transfer out of Level 3	59	52	3	422	389
Purchases/Issuances	(4)		(8)	(4)	(11)
Sales/Settlements		20	(5)	49	26
Closing balance	(934)	(1,222)	(1,068)	(934)	(1,068)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	36	117	50	21	18
Unrealized	67	(44)	(25)	120
Transfer out of Level 3	(17)	(37)	(10)	(55)	(10)
Purchases/Issuances			5		12
Closing balance	86	36	20	86	20
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(13)	(9)
Unrealized	(5)	(13)		(27)
Transfer out of Level 3	13	9		22
Closing balance	(5)	(13)		(5)
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			24
Unrealized					24
Transfer out of Level 3			(24)		(24)
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(51)	(50)	(50)	(52)	(50)
Realized			1	1	2
Unrealized				1	(1)
Transfer in to Level 3		(2)		(2)
Sales/Settlements		1		1
Closing balance	(51)	(51)	(49)	(51)	(49)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	46	45	45	46	45
Realized	(1)	(2)	(1)	(4)	(2)
Unrealized	1	2		3	1
Purchases/Issuances		1		1
Closing balance	46	46	44	46	44
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(4)	(6)	(3)	(5)	(3)
Unrealized				(1)	(1)
Transfer in to Level 3			(2)	(1)	(3)
Transfer out of Level 3	1	2	2	4	5
Purchases/Issuances			(2)		(3)
Sales/Settlements	2			2
Closing balance	(1)	(4)	(5)	(1)	(5)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	5	5	6	4	4
Realized			1		1
Unrealized	1			1
Transfer in to Level 3				2	2
Transfer out of Level 3				(2)	(2)
Purchases/Issuances	3			5	5
Sales/Settlements			(5)	(1)	(8)
Closing balance	9	5	2	9	2
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	608	586	593	587	459
Realized	3	3	4	8	5
Unrealized	9	16	6	19	41
Net unrealized gains (losses) included in OCI	(1)	(11)	6	(14)	15
Purchases/Issuances	26	32	18	88	186
Sales/Settlements	(22)	(18)	(73)	(65)	(152)
Closing balance	623	608	554	623	554
Mortgage and asset backed [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	101	147	229	151	207
Unrealized				(3)
Purchases/Issuances	9	12	33	70	139
Sales/Settlements	(46)	(58)	(54)	(154)	(138)
Closing balance	64	101	208	64	208
Corporate debt [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			2		2
Closing balance			2		2
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	121	131	180	144	687
Unrealized	2	(1)	(1)	4	5
Net unrealized gains (losses) included in OCI		3	(4)	(1)	(9)
Sales/Settlements	(10)	(12)	(26)	(34)	(534)
Closing balance	$ 113	$ 121	$ 149	$ 113	$ 149